Shareholders' Capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Shareholders' Capital

NOTE 16. SHAREHOLDERS’ CAPITAL

(a) Authorized	–	unlimited number of voting common shares
	–	unlimited number of preferred shares, issuable in series, limited to an amount equal to one half of the issued and outstanding common shares

(b) Issued

Common shares	Number	Amount
Balance, December 31, 2022	13,558,525	$2,299,533
Settlement of PSUs and RSUs	230,336	19,206
Issue of shares on business acquisition (Note 4)	947,807	75,588
Share repurchases	(412,623)	(29,955)
Redemption of non-management directors share units	12,494	757
Balance, December 31, 2023	14,336,539	2,365,129
Settlement of PSUs and RSUs	265,143	21,846
Share options exercised	7,410	978
Share repurchases	(833,614)	(76,570)
Share repurchase accrual	—	(10,000)
Redemption of non-management directors share units	4,024	346
Balance, December 31, 2024	13,779,502	$2,301,729

(c) Normal Course Issuer Bid

In 2024, the TSX approved Precision’s application to renew its Normal Course Issuer Bid (NCIB). Under the terms of the NCIB, Precision may purchase and cancel up to a maximum of 1,359,108 common shares, representing 10% of the public float of common shares as of September 5, 2024. Purchases under the NCIB are made through the facilities of the TSX, the New York Stock Exchange and various other designated exchanges in accordance with applicable regulatory requirements at a price per common share representative of the market price at the time of acquisition. The NCIB will terminate no later than September 18, 2025.

For the year ended December 31, 2024, Precision repurchased and cancelled a total of 833,614 (2023 – 412,623) common shares for $75 million (2023 – $30 million) and recorded $1 million (2023 – nil) of share buy back tax.

Prior to December 31, 2024, Precision entered into an Automated Share Purchase Plan (ASPP) with an independent broker to permit the Corporation to repurchase common shares during its internal blackout period. The volume of purchases is determined by the broker in its sole discretion based on the purchase price and maximum volume parameters established by the Corporation under the ASPP. The Corporation recorded a liability for purchases that are estimated to occur during the blackout period based on the parameters of the NCIB and ASPP. As at December 31, 2024, Precision recorded a liability in accounts payable and corresponding decrease to share capital of $10 million (2023 – nil).

Subsequent to December 31, 2024, Precision repurchased and cancelled 284,701 common shares for $23 million.